--------------------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley                   Harold J. Schaaff, Jr.
Asset Management Inc. and Morgan Stanley                VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley &                              VICE PRESIDENT
Co. Incorporated                                        Valerie Y. Lewis
Michael F. Klein                                        SECRETARY
DIRECTOR AND PRESIDENT                                  Karl O. Hartmann
Principal, Morgan Stanley Asset Management Inc. and     ASSISTANT SECRETARY
Morgan Stanley & Co. Incorporated                       Joanna M. Haigney
John D. Barrett II                                      TREASURER
Chairman and Director,                                  Rene J. Feuerman
Barrett Associates, Inc.                                ASSISTANT TREASURER
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The Active Country Allocation Portfolio invests in international equity markets, with emphasis placed upon countries, rather that stock selection. This approach reflects our belief that a diversified selection of securities representing exposure to countries that we find attractive provides an effective way to maximize the return potential and minimize the risk associated with global investing.

For the three months ended March 31, 1998, the Portfolio had a total return of 15.69% for Class A shares and 15.65% for Class B shares compared to 14.71% for the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index"). For the one year ended March 31, 1998,

PERFORMANCE  COMPARED  TO  MORGAN  STANLEY  CAPITAL  INTERNATIONAL  (MSCI)  EAFE
INDEX(1)
--------------------------------------------------------------------------------

                                              TOTAL RETURNS(2)
                               ----------------------------------------------
                                                                    AVERAGE
                                                       AVERAGE      ANNUAL
                                             ONE       ANNUAL        SINCE
                                  YTD       YEAR     FIVE YEARS    INCEPTION
                               ---------  ---------  -----------  -----------
PORTFOLIO--CLASS A...........      15.69%     25.32%      12.69%       10.91%
PORTFOLIO--CLASS B...........      15.65      25.09         N/A        15.01
INDEX--CLASS A...............      14.71      18.61       11.93        10.04
INDEX--CLASS B...............      14.71      18.61         N/A         9.96

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI EAFE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

the Portfolio had a total return of 25.32% for the Class A shares and 25.09% for the Class B shares compared to 18.61% for the Index. For the five-year period ended March 31, 1998, the average annual total return for Class A was 12.69% compared to 11.93% for the Index. From inception on January 17, 1992 to March 31, 1998, the average annual total return for Class A was 10.91% compared to 10.04% for the Index. From inception on January 2, 1996 to March 31, 1998, the average annual total return for Class B was 15.01% compared to 9.96% for the Index.

First quarter 1998 performance returns for the regional indices are set forth below:

MSCI INDICES                              1Q98         1Q98
-------------------------------------  -----------  -----------
                                          (USD)       (LOCAL)
EUROPE...............................        20.3%        21.7%
JAPAN................................         2.0          4.7
PACIFIC EX-JAPAN.....................         7.0          4.6
EMERGING MARKETS.....................         7.2          7.9
USA..................................        13.9       --

The first round effects of the Asian crisis, (i.e. plentiful liquidity and falling long-term interest rates) continued to support developed financial markets during the first quarter. Especially equities, but also bonds, powered ahead in Europe and the U.S., while even Japan and Asia rallied briefly, but sharply, in January (Japan +20%, Malaysia +50%). We were able to capture a significant portion of the Asian rally by tactical moves into and out of Japan and Malaysia during the quarter. Proceeds from the Asian sales were mostly reinvested into Europe. Cash during the quarter ranged between 3% and 7%.

We remain overweight European equities, despite their strong recent performance and high valuation levels. We believe they should go up faster as long as the bubble lasts, and fall less when the correction, bear market or whatever finally befalls us. We like Europe for three principal reasons.

First, Europe is much earlier in both the business and investment cycle than the U.S. Unlike the U.S., European economic growth (ex the U.K.) is on an upswing (1998 GDP +3.0% vs. +2.0% in 1997) and double digit earnings expectations look very reasonable. Corporate balance sheet restructuring, cost cutting, options compensation packages, non-recurring chargeoffs, share buybacks, and other creative accounting tactics all lie ahead for European management. U.S. companies on the other hand, have already played their "Full Monty" as it were and are facing earnings downgrades.

Secondly, Europe has further to go in what might be called "the equification process." Equity ratios of institutional investors are still very low (in many cases below 20%), and the public is just getting a whiff of the heady opium of instant wealth creation a la mutual funds. European mutual fund investments continue to set record levels (U.S. $29 billion in February versus the twelve month average of U.S. $14 billion). Continued government privatization and corporate IPOs add to market breadth, while greater accounting transparency and pan European investing further reduce risk premiums.

Third, we believe the European Monetary Union ("EMU") should enhance Europe's trend line growth rate by perhaps 0.5% of real GDP a year, or from 2% to 2.5% per annum. There could even be a wave of euphoria as the great day approaches. Will EMU work in the long run? God willing and if the creek don't rise because, after all, a single currency is a logical next step for the European Union and the rationalization of its economies. We think in the case of EMU, two plus two really does make five. The issue, however, is how much of this has already been discounted.

We are approximately 120% of the benchmark weight in Europe, with close to double index weights in Spain, Italy, and Portugal (+38%, +36%, and +38%, respectively). We also have two small sector tilts in Europe of about 2% each. We are tilted towards energy stocks because, in an expensive world, they are relatively cheap and we believe the price of oil has bottomed. We are tilted toward banks because we expect the merger mania that is sweeping the world to continue and accelerate in Europe.

In stark contrast, we are quite negative about Japan and the other Asian markets. We made an extended trip to Tokyo, China, and Hong Kong just a few weeks ago searching, to no avail, for reasons to be bullish.

Japan continues to wallow in inertia, stagnation, and deflation. While admittedly massive, we don't believe the Y16.7 trillion stimulus package can offset the galeforce winds of plummeting consumer and business confidence and sharply lower profits. The most discouraging aspect of our visit was the resistance to change we found at the Ministry of Finance, the Bank of Japan, and in the political establishment. They still think the present crisis is just another passing storm that, although dangerous, is not life-threatening to their system. It seems as though only a more severe recession, a much weaker yen, and new lows in the stock market will convince the mandarins to reform. We are half the index weight in Japan and about 50% hedged back into the dollar.

The rest of Asia looks grim as well. Around the Pacific, the economies are not in recessions, they are in depressions. Talk that the worst is over and that the economies are bottoming is not borne out by the fundamental data. Imports are dropping, exports are barely gaining, construction is collapsing, and the real economies are declining at a frightening rate. The weakening yen and sharp fall in the Japanese economy compound the problem. Not only are Japanese imports from Asia falling precipitously, but Japan's net lending to Asia (FDI, equity investments, and bank lending) is expected to halve this year.

Only China and Hong Kong seem somewhat resistant to the storm. Chinese authorities show every indication of learning from the current Asian crisis. They have announced a massive spending plan to stimulate domestic demand and a three-year plan to reform the Chinese financial system, state-owned enterprises, and government bureaucracy. Though we doubt they will accomplish their 8% 1998 GDP target and three-year reform timetable, their openness and incisiveness stand in sharp contrast to Japan (and Malaysia.) The Hong Kong market, though hurt by heavy exposure to services and an overbuilt property sector, is well placed to benefit as it becomes more Chinese and as China converts to capitalism. We are slightly overweight Hong Kong, as our sole Pacific holding outside of Japan.

We hold about three percent in cash at this writing. Although we like the European markets, they aren't cheap. In fact, on strict historical valuation ratios they are at all-time highs and are almost as extended as the U.S. Europe has luxuriated in a massive interest rate driven bull market which in the last 39 months has seen stocks rise 120% as ten-year bond yields fell 325 basis points. Relative to interest rate levels, the bourses are neutral to expensive on such measures as forward yield gap and trend earnings.

In conclusion, we are fully invested but alert for any change in the euphoric investment environment that continues to power this bubbly bull market.

Ann D. Thivierge
PORTFOLIO MANAGER

Barton M. Biggs
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (73.8%)
  AUSTRALIA (1.0%)
          8,200    Amcor Ltd.                           $      35
          3,900    Australian Gas Light Co., Ltd.              32
         11,200    Australian National Industries
                    Ltd.                                        8
         15,129    Boral Ltd.                                  38
          2,800    Brambles Industries Ltd.                    58
         57,483    Broken Hill Proprietary Co., Ltd.          587
          6,197    Burns, Philip & Co., Ltd.                    1
          9,914    Coca Cola Amatil Ltd.                       78
         13,541    Coles Myer Ltd.                             68
         11,783    Crown Ltd.                                   5
         14,000    CSR Ltd.                                    49
         23,700    Fosters Brewing Group Ltd.                  51
         11,981    Gio Australia Holdings Ltd.                 36
         15,410    Goodman Fielder Ltd.                        24
          3,600    ICI Australia Ltd.                          25
          3,100    Leighton Holdings Ltd.                      12
          3,118    Lend Lease Corp., Ltd.                      73
         17,823    MIM Holdings Ltd.                           10
         15,273    National Australia Bank Ltd.               217
          3,237    Newcrest Mining Ltd.                         5
         22,727    News Corp., Ltd.                           150
         20,207    Normandy Mining Ltd.                        22
          8,628    North Ltd.                                  23
         11,300    Pacific Dunlop Ltd.                         22
         11,500    Pioneer International Ltd.                  33
          2,800    Plutonic Resources Ltd.                     10
          2,402    Renison Goldfields Consolidated
                    Ltd.                                        3
          4,100    Rio Tinto Ltd.                              54
          7,625    Santos Ltd.                                 29
          2,600    Smith (Howard) Ltd.                         20
          1,500    Sons of Gwalia Ltd.                          4
          7,908    Southcorp Holdings Ltd.                     31
          4,100    TABCORP Holdings Ltd.                       22
         47,200    Telstra Corp., Ltd. (Installment
                    Receipts--Final Installment: AUD
                    1.35/shr due 11/17/98)                    121
         21,500    Westpac Banking Corp.                      144
         12,358    WMC Ltd.                                    42
                                                        ---------
                                                            2,142
                                                        ---------
  AUSTRIA (0.4%)
            100    Austria Mikro Systeme Int'l AG               6
            400    Austian Airlines/Oesterreiche
                    Luftverkehrs AG                            12

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          1,400    Bank Austria AG                      $      95
          1,200    Bank Austria AG (New)                       80
            200    Bau Holding AG                              12
            400    Boehler-Uddeholm AG                         27
            200    Brau Beteiligungs AG                        12
            100    BWT AG                                      20
            200    EA-Generali AG                              63
            800    Flughafen Wein AG                           36
            100    Lenzing AG                                   6
            400    Mayr-Melnhof Karton AG                      28
          1,000    Oest Elektrizatswirts AG, Class A          114
            800    OMV AG                                     103
            500    Radex-Heraklith Industriebet AG             21
            300    Steyr-Daimler-Puch AG                        8
            400    VA Technologie AG                           63
            300    Wienerberger Baustoffindustrie AG           62
                                                        ---------
                                                              768
                                                        ---------
  BELGIUM (0.1%)
            400    Petrofina SA                               144
                                                        ---------
  FRANCE (4.3%)
            589    Accor                                      151
          2,235    Alcatel Alsthom                            420
          4,727    AXA-UAP                                    487
          3,064    Banque Nationale de Paris                  238
            786    BIC                                         60
            402    Bouygues                                    70
            499    Canal Plus                                  94
            585    Carrefour                                  345
          1,325    Casino Guichard-Perrachon                   89
          1,281    Cie de Saint Gobain                        211
          1,644    Cie Financiere de Paribas, Class A         166
          1,845    Cie Generale des Eaux                      300
          8,127    Elf Aquitaine                            1,065
            453    Eridania Beghin-Say                         91
            167    Essilor International                       56
          9,745    France Telecom                             514
          1,164    Groupe Danone                              281
          1,095    Havas                                       91
            242    Imetal                                      32
          1,115    L'air Liquide                              189
          1,448    Lafarge                                    123
          1,648    Lagardere S.C.A.                            67
            463    Legrand                                    125
            906    L'OREAL                                    421

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  FRANCE (CONTINUED)
          1,304    LVMH Moet Hennessy Louis Vuitton     $     277
          1,847    Lyonnaise des Eaux                         267
          1,815    Michelin Compagnie Generale des
                    Establissements, Class B                  108
            127    Pathe                                       26
          1,024    Pernod Ricard                               70
            318    Pinault-Printemps-Re doute                 246
            283    Promodes                                   136
            777    PSA Peugeot Citroen                        134
          4,938    Rhone-Poulenc, Class A                     251
             74    Sagem                                       47
          1,616    Sanofi                                     185
          1,978    Schneider                                  152
            368    Simco (RFD)                                 31
             60    Societe Eurafrance                          30
          1,416    Societe Generale, Class A                  283
             98    Sodexho Alliance                            68
             19    Sodexho Alliance                            13
          1,818    Thomson CSF                                 73
          7,576    Total, Class B                             910
          3,765    Usinor Sacilor                              63
            987    Valeo                                       87
                                                        ---------
                                                            9,143
                                                        ---------
  GERMANY (8.1%)
          1,300    Adidas AG                                  231
            900    AGIV AG                                     19
          5,950    Allianz AG                               1,787
          1,000    AMB AG                                     110
         15,450    BASF AG                                    683
         18,950    Bayer AG                                   862
          6,150    Bayerische Hypotheken Bank AG              330
          9,800    Bayerische Vereinsbank AG                  700
          1,950    Bilfinger & Berger Bau AG                   63
            200    Brau Und Brunnen AG                         20
          1,100    CKAG AG                                    134
          2,100    Continential AG                             54
         13,950    Daimler-Benz AG                          1,284
          2,550    Degussa AG                                 145
         15,400    Deutsche Bank AG                         1,155
         61,556    Deutsche Telekom AG                      1,346
         11,850    Dresdner Bank AG                           541
          1,435    Heidelberger Zement AG                     112
          2,700    Hochtief AG                                110
            250    Karstadt AG                                 97
          1,350    Kloeckner-Humboldt-Deutz AG                 12
            300    Linde AG                                   216
          9,450    Lufthansa AG                               199
            350    MAN AG                                     116
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          1,000    Mannesmann AG                        $     724
          4,850    Merck KGaA                                 205
          5,976    Metro AG                                   264
          2,090    Muechener Rueck AG (Registered)            902
            500    Preussag AG                                171
          9,200    RWE AG                                     496
          1,650    SAP AG                                     657
          2,100    Schering AG                                245
         14,400    Siemens AG                                 960
            100    STRABAG AG                                   8
            900    Thyssen AG                                 195
         13,500    VEBA AG                                    963
            856    Viag AG                                    471
            750    Volkswagen AG                              587
                                                        ---------
                                                           17,174
                                                        ---------
  HONG KONG (4.9%)
         87,600    Bank of East Asia Ltd.                     182
        217,000    Cathay Pacific Airways Ltd.                212
        147,000    Cheung Kong Holdings Ltd.                1,043
        158,500    China Light & Power Co., Ltd.              798
        103,000    Hang Lung Development Co.                  150
        122,400    Hang Seng Bank Ltd.                      1,197
        253,000    Hong Kong & China Gas Co., Ltd.            424
         87,500    Hong Kong & Shanghai Hotel Ltd.             72
        754,400    Hong Kong Telecommunications Ltd.        1,558
        314,000    Hopewell Holdings Ltd.                      70
        247,000    Hutchison Whampoa Ltd.                   1,737
         69,000    Hysan Development Co., Ltd.                111
         29,500    Johnson Electric Holdings Ltd.             126
        124,000    New World Development Co., Ltd.            438
        270,000    Regal Hotel International                   42
        146,000    Shangri-La Asia Ltd.                       125
        270,000    Sino Land Co.                              139
        112,000    South China Morning Post Holdings
                    Ltd.                                       75
        156,000    Sun Hung Kai Properties Ltd.             1,062
        100,000    Swire Pacific Ltd., Class A                529
         27,000    Television Broadcasts Ltd.                  71
         19,100    Varitronix International Ltd.               38
        152,000    Wharf Holdings Ltd.                        298
                                                        ---------
                                                           10,497
                                                        ---------
  ITALY (6.7%)
         46,122    Assicurazioni Generali S.p.A.            1,422
         62,700    Banca Commerciale Italiana                 313
         24,300    Banco Ambrosiano Veneto S.p.A.             152

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  ITALY (CONTINUED)
          8,344    Benetton Group S.p.A.                $     175
          7,500    Cartiere Burgo                              67
        108,500    Credito Italiano                           536
         29,000    Edison S.p.A.                              244
        481,000    ENI S.p.A.                               3,277
          4,800    Falck Acciaierie & Ferriere
                    Lombarde                                   39
        158,950    Fiat S.p.A.                                663
         34,980    Fiat S.p.A. Di Risp (NCS)                   92
         11,500    Impregilo S.p.A.                            14
         38,000    Istituto Bancario San Paolo                533
         27,450    Istituto Mobiliare Italiano S.p.A.         446
        181,900    Istituto Nazionale delle
                    Assicurazioni                             590
         10,350    Italcementi S.p.A.                         121
          7,300    Italcementi S.p.A. (RNC)                    45
         28,800    Italgas                                    145
         11,400    La Rinascente S.p.A.                       122
         21,400    Magneti Marelli S.p.A.                      66
         52,000    Mediaset S.p.A.                            329
         22,000    Mediobanca S.p.A.                          321
        125,574    Montedison S.p.A.                          185
         41,900    Montedison S.p.A. Di Risp (NCS)             43
         99,680    Olivetti S.p.A.                            142
         66,920    Parmalat Finanziaria S.p.A.                144
         73,000    Pirelli S.p.A.                             280
         16,260    R.A.S. S.p.A.                              236
          1,705    R.A.S. S.p.A (RNC)                          19
          5,900    SAI                                         82
         13,500    Sirti S.p.A.                                93
         28,000    Snia BPD S.p.A.                             47
        154,444    Telecom Italia S.p.A.                    1,217
         39,534    Telecom Italia S.p.A. Di Risp
                    (NCS)                                     242
        283,900    Telecom Italia Mobile S.p.A.             1,525
         67,500    Telecom Italia Mobile S.p.A. (RNC)         261
                                                        ---------
                                                           14,228
                                                        ---------
  JAPAN (13.6%)
            110    Advantest Corp.                              7
         28,400    Ajinomoto Co.                              247
         29,600    Aoki Corp.                                  21
          2,600    Aoyama Trading Co.                          62
            900    Asahi Bank Ltd.                              4
         18,000    Asahi Breweries Ltd.                       238
         56,000    Asahi Chemical Industry Co., Ltd.          209
         52,800    Asahi Glass Co., Ltd.                      292
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         89,000    Bank of Tokyo-Mitsubushi, Ltd.       $   1,081
            800    Bank of Yokohama Ltd.                        2
         18,000    Bridgestone Co.                            408
         22,600    Canon, Inc.                                510
         12,800    Casio Computer Co.                         110
            400    Chiba Bank Ltd.                              1
         18,600    Chugai Pharmaceuticals Co.                 121
         22,600    Dai Nippon Printing Co., Ltd.              373
         18,600    Daiei, Inc.                                 67
         18,600    Daikin Industries Ltd.                      86
         18,600    Daiwa House Industry Co., Ltd.             136
         20,600    Denso Corp.                                386
            109    East Japan Railway Co.                     505
         12,800    Ebara Corp.                                133
          8,000    Fanuc Ltd.                                 276
         12,000    Fuji Photo Film Ltd.                       446
         43,200    Fujitsu Ltd.                               450
         12,800    Furukawa Electric Co.                       50
         22,000    Hankyu Corp.                               100
         16,000    Hazama Corp.                                13
         95,000    Hitachi Ltd.                               691
         22,000    Honda Motor Co.                            792
         12,000    Ito-Yokado Co., Ltd.                       650
         59,000    Japan Airlines Co.                         186
         43,000    Japan Energy Corp.                          54
            600    Joyo Bank                                    2
          9,800    Jusco Co., Ltd.                            176
         35,400    Kajima Corp.                               119
         25,000    Kansai Electric Power Co.                  420
         23,000    Kao Corp.                                  302
         29,400    Kawasaki Steel Corp.                        43
         40,200    Kinki Nippon Railway Co., Ltd.             219
         36,400    Kirin Brewery Co., Ltd.                    325
         34,400    Komatsu Ltd.                               164
         50,000    Kubota Corp.                               136
         56,400    Kumagai Gumi Co.                            48
          5,400    Kyocera Corp.                              284
         16,600    Kyowa Hakko Kogyo Co., Ltd.                 79
         44,000    Long-Term Credit Bank of Japan
                    Ltd.                                       77
         49,000    Marubeni Corp.                             129
          3,800    Marui Co., Ltd.                             58
         50,000    Matsushita Electric Industrial
                    Co., Ltd.                                 802
         56,000    Mitsubishi Chemical Corp.                  103
         50,000    Mitsubishi Corp.                           409
         65,800    Mitsubishi Electric Corp.                  173
        102,000    Mitsubishi Heavy Industries Ltd.           388
         34,400    Mitsubishi Materials Corp.                  66

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
JAPAN (CONTINUED)
         26,000    Mitsubishi Trust & Banking Co.       $     256
         49,800    Mitsui & Co.                               317
         35,400    Mitsui Engineering & Shipbuilding
                    Co., Ltd.                                  28
            400    Mitsui Fudosan Co., Ltd.                     4
            200    Mitsui Trust & Banking Co., Ltd.            --
         16,800    Mitsukoshi Ltd.                             52
         12,800    Mycal Corp.                                 86
         33,400    NEC Corp.                                  336
         18,600    NGK Insulators Ltd.                        166
         13,800    Nippon Express Co., Ltd.                    88
         15,600    Nippon Fire & Marine Insurance Co.          64
         15,800    Nippon Light Metal Co.                      22
         16,600    Nippon Meat Packers, Inc.                  224
         53,800    Nippon Oil Co.                             188
        208,000    Nippon Steel Co.                           334
            281    Nippon Telegraph & Telephone Corp.       2,339
         50,000    Nippon Yusen Kabushiki Kaisha              180
         63,600    Nissan Motor Co.                           243
        106,800    NKK Corp.                                   96
         20,600    Odakyu Electric Railway Corp.               83
         36,400    Oji Paper Co., Ltd. (New)                  176
         78,600    Osaka Gas Co.                              173
         16,600    Penta-Ocean Construction Co., Ltd.          40
          4,000    Pioneer Electric Corp.                      65
          1,000    Rohm Co.                                    91
         65,000    Sakura Bank Ltd.                           231
         13,800    Sankyo Co., Ltd.                           383
         61,000    Sanwa Bank Ltd.                            544
         50,000    Sanyo Electric Co., Ltd.                   132
          3,800    Secom Co., Ltd.                            232
          3,600    Sega Enterprises Ltd.                       66
         18,600    Sekisui House Ltd.                         152
         34,200    Sharp Corp.                                233
          4,800    Shimano, Inc.                              103
         27,600    Shimizu Corp.                               90
          8,000    Shin-Etsu Chemical Co.                     158
          8,000    Shiseido Co., Ltd.                          92
            600    Shizuoka Bank Ltd.                           7
         34,400    Showa Denko                                 38
          8,800    Sony Corp.                                 746
         65,600    Sumitomo Chemical Co.                      189
         35,400    Sumitomo Corp.                             230
         23,400    Sumitomo Electric Industries               302
          9,800    Sumitomo Forestry Co., Ltd.                 60
         16,800    Sumitomo Metal & Mining Co.                 66
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         67,800    Sumitomo Metal Industries            $     112
         16,600    Sumitomo Osaka Cement Co., Ltd.             25
         36,400    Taisei Corp., Ltd.                         100
         11,800    Taisho Pharmaceutical Co.                  264
         21,000    Taiyo Yuden Co., Ltd.                      239
         22,600    Takeda Chemical Industries                 575
         36,400    Teijin Ltd.                                108
         22,400    Tobu Railway Co.                            72
         13,000    Tohoku Electric Power Co., Inc.            195
            800    Tokai Bank Ltd.                              5
         56,000    Tokio Marine & Fire Insurance Co.          626
         31,300    Tokyo Electric Power Co.                   591
          2,000    Tokyo Electron Ltd.                         67
         76,600    Tokyo Gas Co.                              169
         28,400    Tokyu Corp.                                115
         22,600    Toppan Printing Co., Ltd.                  278
         56,100    Toray Industries, Inc.                     292
         19,600    Toto Ltd.                                  143
         36,400    Toyoba Co.                                  55
         72,000    Toyota Motor Corp.                       1,917
         34,400    Ube Industries Ltd.                         50
            600    Yamaichi Securities Co.                     --
         18,000    Yokogawa Electric Corp.                    108
                                                        ---------
                                                           29,040
                                                        ---------
  MALAYSIA (0.0%)
            800    Amsteel Corp. Bhd                           --
            500    Berjaya Land Bhd                             1
            800    Commerce Asset Holdings Bhd                  1
            300    Edaran Otomobil Nasional Bhd                 1
            500    Ekran Bhd                                   --
            700    Golden Hope Plantations Bhd                  1
            500    Hong Leong Industries Bhd                    1
            500    Hong Leong Properties Bhd                   --
            500    Hume Industries (Malaysia) Bhd               1
            500    IGB Corp. Bhd                               --
            900    IOI Corp. Bhd                                1
            600    Jaya Tiasa Holdings Bhd                      1
            500    Kian Joo Can Factory Bhd                     1
            300    Kuala Lumpur Kepong Bhd                      1
            900    Malayan Cement Bhd                           1
            500    Malayan United Industries Bhd               --
          7,500    Malaysian Mosaics Bhd                        3
            600    Malaysian Pacific Industries Bhd             2
            100    Malaysian Resources Corp. Bhd               --
            500    Metroplex Bhd                               --

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  MALAYSIA (CONTINUED)
            500    Mulpha International Bhd             $      --
            600    Multi-Purpose Holdings Bhd                  --
            700    Mycom Bhd                                   --
            300    Nestle Bhd                                   2
            200    Perusahaan Otomobil Nasional Bhd            --
            100    Petaling Garden Bhd                         --
            900    Public Bank Bhd (Foriegn)                   --
         58,000    RHB Capital Bhd                             51
            500    R.J. Reynolds Bhd                            1
         15,000    Rashid Hussain Bhd                          21
            600    Resorts World Bhd                            1
            700    Rothmans of Pall Mall Bhd                    6
            100    Selangor Properties Bhd                     --
            200    Shell Refining Co. (Malaysia) Bhd           --
            500    Sime Darby Bhd                               1
            500    TA Enterprise Bhd                           --
            200    Tan Chong Motor Holdings Bhd                --
            500    Technology Resources Industries
                    Bhd                                         1
            600    Telekom Malaysia Bhd                         2
            300    Tenaga Nasional Bhd                          1
            500    Time Engineering Bhd                        --
            500    United Engineers Ltd.                        1
            500    YTL Corp., Bhd                               1
                                                        ---------
                                                              105
                                                        ---------
  NETHERLANDS (6.5%)
         43,417    ABN Amro Holding N.V.                    1,002
          2,550    Akzo Nobel N.V.                            518
         18,500    Elsevier N.V.                              304
          2,700    Getronics N.V.                             116
          1,650    Heineken N.V.                              375
         30,513    ING Groep N.V.                           1,732
          2,470    KLM Royal Dutch Airlines N.V.               99
         16,133    Koninklijke Ahold N.V.                     521
          3,400    Koninklijke KNP BT N.V.                     89
         14,848    Koninklijke PTT Nederland N.V.             769
            750    Nedlloyd Groep N.V.                         18
            701    Oce N.V.                                   101
         10,900    Philips Electronics N.V.                   800
        102,800    Royal Dutch Petroleum Co.                5,819
          1,439    Stork N.V.                                  52
         19,900    Unilever NV                              1,342
          2,185    Wolters Kluwer N.V.                        312
                                                        ---------
                                                           13,969
                                                        ---------
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

  NORWAY (0.1%)
          3,700    Norsk Hydro ASA                      $     183
                                                        ---------
                                                              183
                                                        ---------
  PORTUGAL (1.4%)
         10,500    Banco Commercial Portugues
                    (Registered)                              339
          6,300    Banco Espirito Santo (Registered)          291
          5,500    Banco Portugues de Investimento
                    (New)                                     212
          4,500    Banco Totta & Acores, Class B
                    (Registered)                              167
          1,200    Cia de Seguros Tranquilidade,
                    (Registered)                               38
          6,100    Cimpor SGPS                                215
            300    Cin-Corparacao Industial do Norte           25
          1,200    Corticeira Amorim                           18
         25,600    EDP-Electricidade de Portugal              594
            500    Engil-SGPS                                   6
            700    INAPA-Investimentos Participacoes
                    e Gestao                                    9
          5,950    Jeronimo Martins SGPS                      245
          6,400    Portucel Industrial Empressa
                    Produtora de Celulose                      58
         13,500    Portugal Telecom (Registered)              702
            900    Sociedade de Construcoes Soares da
                    Costa                                       6
          1,000    Somague-Sociedade Gestora de
                    Participacoes                              12
          3,000    Sonae Investmentos                         141
          1,300    UNICER-Uniao Cervejeira                     28
                                                        ---------
                                                            3,106
                                                        ---------
  SINGAPORE (0.0%)
         32,000    Asia Food & Properties Ltd.                 10
            800    Fraser & Neave Ltd.                          3
          5,000    Inchcape Bhd                                 2
            750    Keppel Corp., Ltd.                           2
            560    Oversea-Chinese Banking Corp.
                    (Foreign)                                   3
            200    Robinson & Co., Ltd.                         1
            600    Shangri-La Hotel Ltd.                        1
          1,020    Singapore Press Holdings Ltd.
                    (Foreign)                                  12
                                                        ---------
                                                               34
                                                        ---------
  SPAIN (3.5%)
            435    Acerinox                                    71
             18    Aguas de Barcelona (New)                     1

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SPAIN (CONTINUED)
          1,489    Aguas de Barcelona                   $      73
          4,200    Argentaria                                 348
          7,107    Autopistas Concesionaria Espanola          118
         22,500    Banco Bilbao Vizcaya (Registered)        1,057
         11,000    Banco Central Hispano Americano            353
         16,000    Banco Santander                            797
            500    Corporacion Financiera Alba                 68
          1,890    Corporacion Mapfre                          71
          1,900    Dragados y Construccion                     63
          1,650    Ebro Agricolas                              35
            750    ENCE                                        14
         34,400    Endesa                                     827
          5,700    Ercros                                       8
          2,200    Fomento Construction y Cantractas          116
          5,000    Gas Natural SDG                            312
         31,200    Iberdrola                                  474
            735    Inmobiliaria Metropolitana Vasco
                    Central                                    44
            200    Portland Valderrivas                        23
         15,100    Repsol                                     771
          1,200    Tabacalera, Class A                        135
         31,500    Telefonica de Espana                     1,389
          9,800    Union Electrica Fenosa                     129
          1,750    Uralita                                     24
          1,467    Vallehermoso                                57
            750    Viscofan Envolturas Celulosicas             31
          1,420    Zardoya Otis                                51
                                                        ---------
                                                            7,460
                                                        ---------
  SWEDEN (2.0%)
         13,500    ABB AB, Class A                            193
          5,400    ABB AB, Class B                             75
          3,300    AGA AB, Class A                             48
         26,833    Astra AB, Class A                          554
          6,300    Astra AB, Class B                          125
          2,650    Atlas Copco AB, Class A                     78
          1,400    Atlas Copco AB, Class B                     41
          1,600    Electrolux AB, Series B                    132
         19,100    Ericsson LM, Class B                       908
          6,800    Forenings Sparbanken AB                    224
          4,200    Hennes & Mauritz AB, Class B               211
          2,300    Netcom Systems AB Class B                   67
          3,900    Sandvik AB, Class A                        111
          1,600    Sandvik AB, Class B                         46
          1,800    Securitas AB, Class B                       61
          2,200    Skandia Forsakrings AB                     143
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         12,200    Skandinaviska Enskilda Banken,
                    Class A                             $     178
          2,500    Skanska AB, Class B                        113
          1,900    S.K.F. AB, Class B                          45
          6,650    Stora Kopparbergs Bergslags AB,
                    Class A                                   102
          5,100    Svenska Cellulosa AB, Class B              140
          4,500    Svenska Handelsbanken, Class A             208
          2,200    Svenskt Stal AB (SSAB) Series A             41
          2,800    Trelleborg AB, Class B                      41
            400    Volvo AB, Class A                           13
          9,350    Volvo AB, Class B                          298
          1,600    WM-Data AB, Class B                         42
                                                        ---------
                                                            4,238
                                                        ---------
  SWITZERLAND (7.7%)
            305    ABB AG                                     456
            575    Adecco                                     203
            185    Alusuisse-Lonza Holdings Ltd.
                    (Registered)                              225
          8,360    CS Holding AG (Registered)               1,673
             30    Georg Fischer AG (Bearer)                   57
            220    Holderbank Financiere Glarus AG,
                    Class B (Bearer)                          231
          1,235    Nestle (Registered)                      2,361
          2,010    Novartis AG (Registered)                 3,558
             51    Roche Holding AG (Bearer)                  872
            217    Roche Holding AG (Registered)            2,350
             55    SGS Surveillance                            99
            160    SMH AG (Bearer)                            103
            120    Sulzer AG (Registered)                      94
          2,380    Swiss Bank Corp. (Registered)              837
            455    Swiss Reinsurance (Registered)           1,000
            110    SwissAir (Registered)                      154
            610    Union Bank of Switzerland (Bearer)         997
            720    Union Bank of Switzerland
                    (Registered)                              235
            205    Valora Holding AG                           51
          1,480    Zuerich Versicherungs (Registered)         859
                                                        ---------
                                                           16,415
                                                        ---------
  THAILAND (0.0%)
          8,000    CMIC Finance & Securities PCL
                    (Foreign)                                  --
         18,600    General Finance & Securities PCL
                    (Foreign)                                  --
         10,657    Land & House Co., Ltd. (Foreign)             5

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  THAILAND (CONTINUED)
         34,700    Siam City Bank PCL (Foreign)         $      --
         14,600    TPI Polene PCL (Foreign)                     3
                                                        ---------
                                                                8
                                                        ---------
  UNITED KINGDOM (13.5%)
         28,800    Abbey National plc                         558
         14,400    Arjo Wiggins Appleton plc                   47
         10,300    Associated British Foods plc               106
         35,017    Barclays plc                             1,051
         20,267    Bass plc                                   389
         63,835    B.A.T. Industries plc                      652
         79,941    BG plc                                     415
         14,454    BICC plc                                    36
         26,810    Blue Circle Industries plc                 164
         14,470    BOC Group plc                              231
         22,700    Boots Co. plc                              364
         14,400    BPB Industries plc                          91
         10,275    British Aerospace plc                      339
         24,725    British Airways plc                        252
        164,261    British Petroleum Co. plc                2,373
         33,000    British Sky Broadcasting plc               248
         41,200    British Steel plc                           98
        119,500    British Telecommunications plc           1,302
         86,505    BTR plc                                    284
          6,226    Burmah Castrol plc                         127
         51,472    Cable & Wireless plc                       645
         22,680    Cadbury Schweppes plc                      315
         16,540    Caradon plc                                 52
         90,600    Centrica plc                               171
         18,543    Coats Viyella plc                           30
         14,396    Commercial Union plc                       281
         10,300    Courtaulds plc                              62
          2,116    De La Rue Co. plc                           10
         75,681    Diageo plc                                 892
         11,912    Diageo plc, Class B                        101
         16,080    Elementis plc                               37
         10,289    EMI Group plc                               86
              1    Energy Group plc                            --
         59,700    General Electric plc                       473
         12,415    GKN plc                                    336
         65,900    Glaxo Wellcome plc                       1,775
         14,472    Granada Group plc                          260
         24,700    Great Universal Stores plc                 307
         16,463    Guardian Royal Exchange plc                118
         12,340    Hanson plc                                  75
         45,288    HSBC Holdings plc                        1,387
         18,600    Imperial Chemical Industries plc           332
         24,719    Ladbroke Group plc                         138
         16,500    Land Securities plc                        297
         16,500    Lasmo plc                                   76
         24,700    Legal & General Group plc                  306
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        113,300    Lloyds TSB Group plc                 $   1,764
         16,496    Lonrho plc                                  30
         72,100    Marks and Spencer plc                      715
         12,400    MEPC plc                                   124
         28,800    National Power plc                         296
         16,870    Peninsular & Oriental Steam
                    Navigation Co.                            253
         30,920    Pilkington plc                              63
         41,162    Prudential Corp. plc                       606
         18,500    Rank Group plc                             125
         28,800    Reed International plc                     293
         30,333    Reuters Group plc                          327
         12,400    Rexam plc                                   58
         24,748    Rio Tinto plc                              333
          6,200    RMC Group plc                              101
         28,828    Royal & Sun Alliance Insurance
                    Group plc                                 368
         10,270    Royal Bank of Scotland Group plc           160
         18,527    Safeway plc                                115
         32,923    Sainsbury (J) plc                          283
          4,100    Schroders plc                              164
         20,630    Scottish Power plc                         194
         41,200    Sears plc                                   39
         12,346    Sedgwick Group plc                          34
         10,300    Slough Estates plc                          71
        102,996    Smithkline Beecham plc                   1,303
         10,338    Southern Electric plc                       95
         28,807    Tarmac plc                                  57
         16,516    Taylor Woodrow plc                          63
         39,120    Tesco plc                                  393
         14,452    Thames Water plc                           229
         10,328    Thorn plc                                   26
         10,317    TI Group plc                                91
         57,600    Unilever plc                               545
         14,386    United Utilities plc                       214
         67,956    Vodafone Group plc                         712
         18,500    Zeneca Group plc                           798
                                                        ---------
                                                           28,731
                                                        ---------
TOTAL COMMON STOCKS (Cost $130,210)                       157,385
                                                        ---------
PREFERRED STOCKS (0.6%)
  AUSTRALIA (0.0%)
         16,663    News Corp., Ltd.                            94
                                                        ---------
  AUSTRIA (0.0%)
            664    Bank Ausria AG                              44
            500    Bank Austria AG-Vorzug                      34
            100    Bau Holdings AG                              5
                                                        ---------
                                                               83
                                                        ---------
  GERMANY (0.5%)
          6,150    RWE AG                                     278
          1,150    SAP AG                                     491

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  GERMANY (CONTINUED)
            300    Volkswagen AG                        $     170
                                                        ---------
                                                              939
                                                        ---------
  ITALY (0.1%)
         53,900    Fiat S.p.A..                               143
                                                        ---------
  PORTUGAL
            960    Jeronimo Martins SGPS                        5
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $766)                          1,264
                                                        ---------

    NO. OF
    RIGHTS
---------------
RIGHTS (0.1%)
  FRANCE (0.0%)
          1,448    Lafarge Sa, expiring 4/8/98                  2
                                                        ---------
  GERMANY (0.1%)
          5,950    Allianz AG, expiring 4/1/98                 32
          1,050    Volkswagen AG, expiring 4/7/98              18
                                                        ---------
                                                               50
                                                        ---------
  NORWAY (0.0%)
             33    NCL Holdings ASA                            --
                                                        ---------
  PORTUGAL (0.0%)
         10,500    Banco Commercial Portugues,
                    expiring 4/20/98                           34
                                                        ---------
  SPAIN (0.0%)
         11,000    Banco Central Hispanoamericano,
                    expiring 4/17/98                            9
                                                        ---------
TOTAL RIGHTS (Cost $0)                                         95
                                                        ---------
    NO. OF
   WARRANTS
---------------
WARRANTS (0.0%)
  FRANCE (0.0%)
          4,333    Cie Generale des Eaux, expiring
                    5/02/01                                     5
                                                        ---------
  HONG KONG (0.0%)
            845    Peregrine Investment Holdings
                    Ltd., expiring 5/15/98                     --
                                                        ---------
  ITALY (0.0%)
          1,400    La Rinascemmnte S.p.A., CW99,
                    expiring 12/31/99                           2
    NO. OF                                                VALUE
   WARRANTS                                               (000)
---------------                                         ---------
          2,450    La Rinascente S.p.A., CW99,
                    expiring 12/31/99                   $       6
                                                        ---------
                                                                8
                                                        ---------
  SINGAPORE (0.0%)
          2,400    Asia Food & Properties Ltd.,
                    expiring 7/12/02                           --
         11,750    Straits Steamship, expiring
                    12/20/00                                    3
                                                        ---------
                                                                3
                                                        ---------
  SWITZERLAND (0.0%)
            112    Roche Holdings A.G., expiring
                    5/05/98                                    16
                                                        ---------
  THAILAND (0.0%)
          6,349    National Finance & Securities PCL,
                    expiring 11/15/99                           0
                                                        ---------
TOTAL WARRANTS (Cost $10)                                      32
                                                        ---------

    NO. OF
     UNITS
---------------
UNITS (0.0%)
  AUSTRALIA (0.0%)
         15,862    General Property Trust                      30
         16,986    Westfield Trust                             36
                                                        ---------
TOTAL UNITS (Cost $63)                                         66
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
CONVERTIBLE DEBENTURES (0.0%)
  FRANCE (0.0%)
   FRF       60    Sanofi 4.00%, 1/01/00                       76
                                                        ---------
TOTAL CONVERTIBLE DEBENTURES (Cost $38)                        76
                                                        ---------

FIXED INCOME SECURITIES (0.0%)
  FRANCE (0.0%)
             62    Casino Guichard-Perrachon, Series
                    XW, 4.50%, 7/12/01                         42
             18    Simco 3.25%, 1/01/06                        17
                                                        ---------
                                                               59
                                                        ---------
  ITALY (0.0%)
  ITL    11,200    Mediobanca S.P.A., Series XW
                    4.50%, 1/01/00                              6
                                                        ---------
TOTAL FIXED INCOME SECURITIES (Cost $48)                       65
                                                        ---------
TOTAL FOREIGN SECURITIES (74.5%) (Cost $131,135)          158,983
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
SHORT-TERM INVESTMENT (24.1%)
  REPURCHASE AGREEMENT (24.1%)
$        51,294    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $51,302,
                    collateralized by U.S. Treasury
                    Notes, 5.50%, 3/31/03, valued at
                    $52,387 (Cost $51,294)              $  51,294
                                                        ---------
FOREIGN CURRENCY (0.1%)
 AUD      19       Australian Dollar                           13
 ATS       10      Austrian Schilling                           1
 BEF       15      Belgian Franc                               --
 FRF      293      French Franc                                47
 DEM      34       German Mark                                 18
 HKD      34       Hong Kong Dollar                             4
 IDR     4,010     Indonesian Rupiah                           --
 ITL    30,819     Italian Lira                                17
 JPY       801     Japanese Yen                                 6
 MA         7      Malaysian Ringgit                            2
 NLG      14       Netherlands Guilder                          7
 SGD        1      Singapore Dollar                             1
 ESP     5,388     Spanish Peseta                              34
 KRW   21,851      South Korean Won                            16
 SEK       51      Swedish Krona                                6
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $189)                            172
                                                        ---------
TOTAL INVESTMENTS (98.7%) (Cost $182,618)                 210,449
                                                        ---------
                                                         AMOUNT
                                                          (000)
                                                        ---------
OTHER ASSETS AND LIABILITIES (1.3%)
  Other Assets                                          $ 223,667
  Liabilities                                            (220,821)
                                                        ---------
                                                            2,846
                                                        ---------
NET ASSETS (100%)                                       $ 213,295
                                                        ---------
                                                        ---------

CLASS A:
NET ASSETS
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                        $213,218
  Applicable to 17,734,085 outstanding $.001 par
  value shares (authorized 500,000,000 shares)
                                                           $12.02
                                                        ---------
                                                        ---------

CLASS B:
NET ASSETS
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                             $77
  Applicable to 6,319 outstanding $.001 par value
  shares (authorized 500,000,000 shares)
                                                           $12.12
                                                        ---------
                                                        ---------

------------------------------
NCS -- Non Convertible Shares
PCL -- Public Company Limited
RFD -- Ranked for Dividend
RNC -- Non Convertible Savings Shares

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